Schedule of Amount Due to Directors (Details) - Director [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Amount owing to directors	$ 1,319,190	$ 1,259,875
Total amount owing to directors	$ 1,319,190	$ 1,259,875